Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 17:    Subsequent Events

We have evaluated subsequent events through May 13, 2022, the date on which the financial statements were issued, and based on our review did not identify any events that would have required recognition or disclosure in these condensed consolidated financial statements, except the following:

Departure and Appointment of Certain Officers

As previously disclosed in our Current Report on Form 8-K filed with the SEC on April 25, 2022, on April 24, 2022, Kavita Suthar notified the Company of her intention to resign from her position as Chief Financial Officer, effective as of May 16, 2022. Ms. Suthar will remain in her position as Chief Financial Officer until the date her resignation becomes effective.

The Company’s Board of Directors appointed Mitchell Cohen, to serve as interim Chief Financial Officer of the Company. Mr. Cohen joined the Company on April 25, 2022, performing transitional services until he assumes the interim Chief Financial Officer position effective May 17, 2022.

Merger Agreement

On May 10, 2022, the Company entered into a Merger Agreement (the “Merger Agreement”) with Chicken Soup for the Soul Entertainment, Inc., a Delaware corporation (“CSSE”), RB First Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of CSSE (“Merger Sub”), RB Second Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of CSSE (“Merger Sub LLC”), Redwood Opco Merger Sub LLC, a Delaware limited liability company and direct wholly owned subsidiary of CSSE (“Opco Merger Sub LLC”) and Redwood Intermediate LLC, a Delaware limited liability company (“Opco LLC”). Pursuant to the Merger Agreement, (i) Merger Sub Inc. will merge with and into Redbox (the “First Company Merger”), with Redbox continuing as the surving entity (the “Surviving Corporation”), (ii) simultaneously with the First Company Merger, Opco Merger Sub LLC will merge with and into Opco LLC (the “Opco Merger”), with Opco LLC continuing as the surviving entity (the “Opco Surviving Company”) and (iii) immediately following the First Company Merger and Opco Merger, the Surviving Corporation will merge with and into Merger Sub LLC, with Merger Sub LLC continuing as the surviving entity (the “Second Company Merger, and together with the First Company Merger and the Opco Merger, the “Mergers”, and together with the other transactions contemplated by the Merger Agreement, the “Merger Transactions”).

As a result of the Mergers, at the closing of the Merger Transactions, the Company will become a wholly owned subsidiary of CSSE. At the effective time of the First Company Merger (the “Effective Time”), each share of the Company’s Class A common stock will be cancelled and represent the right to receive 0.087 shares (the “Exchange Ratio”) of Class A common stock, par value of $0.0001 per share, of CSSE (the “CSSE Class A Common Stock”), each share of the Company’s Class B common stock will be automatically cancelled for no additional consideration and each Opco LLC Unit will be converted into the right to receive a number of shares of CSSE Class A Common Stock equal to the Exchange Ratio. The closing of the Merger Agreement is subject to customary conditions, including expiration or termination of waiting periods under the HSR Act, if applicable, the approval of the Merger Agreement and the Merger Transactions by the Company’s shareholders, the listing of CSSE Class A Common Stock on Nasdaq and the registration statement on Form S-4 registering the CSSE Class A Common Stock to be issued as consideration in the Mergers becoming effective.

Refer to the Company’s Current Report on Form 8-K filed with the SEC on May 11, 2022 for additional information regarding the Merger Agreement and the Merger Transactions.

For additional information see Note 17: Income Taxes in Redbox’s Notes to Consolidated Financial Statements included elsewhere in this Annual Report on Form 10-K.

Recent Accounting Pronouncements

See Note 1: Summary of Significant Accounting Policies, in Redbox’s Notes to Consolidated Financial Statements included elsewhere in this Annual Report on Form 10-K.

Note 20:   Subsequent Events

On April 15, 2022, the Company’s subsidiary, Redbox Automated Retail, LLC, entered into a Sixth Amendment to the Credit Agreement (the “Sixth Amendment”), pursuant to which the lenders party thereto will make available additional financing in an aggregate amount equal to $50,000,000.

As a condition to the effectiveness of the Sixth Amendment, the Company entered into a Voting and Support Agreement (the “Voting and Support Agreement”) with AP VIII Aspen Holdings, L.P., a Delaware limited partnership (“Aspen Holdings”), Seaport Global SPAC, LLC, a Delaware limited liability company (“Seaport”) and Redwood Holdco, LP, a Delaware limited partnership (“Redwood Holdco”, together with Seaport and Aspen Holdings, the “Stockholders”), pursuant to which, among other things, the Stockholders have each agreed to vote their shares of the Company: (i) in favor of any strategic transaction approved and recommended by our board of directors, or any committee to which the board of directors delegates authority, subject to certain terms and conditions; (ii) in opposition to any strategic transaction involving the Company that has not been approved and recommended to our board of directors; and (iii) in favor of any directors that are proposed or nominated to our board of directors by the Company at any annual meeting of the Company.  The parties to the Stockholders Agreement also agreed to consent and waive certain governance and other rights related to the nomination, election and resignation of directors of the Company, the size of the board of directors of the Company, entry into the Voting and Support Agreement, entry into the waiver to the TRA (described below), as applicable, and to waive certain consent rights in connection with the additional financing.

The Company further agreed, pursuant to the Voting and Support Agreement, to cause its subsidiaries party to the Union Revolving Credit Facility to (i) permanently reduce a portion of its revolving commitments thereunder in an amount equal to $10.6 million, and (ii) among other agreements, refrain from borrowing under the Union Revolving Credit Facility without the consent of Aspen Holdings and Redwood Holdco (other than with respect to certain scheduled borrowings and borrowings to cover interest, fees and expenses).

As a further condition to effectiveness of the Sixth Amendment, the Company has agreed to issue HPS and certain affiliates warrants to purchase shares of Class A common stock.

In connection with the execution of the Sixth Amendment, the Company agreed to implement certain changes to the composition and size of the board of directors.

In connection with the Company’s entry into the Voting and Support Agreement, Redwood Holdco permanently waived an accelerated termination payment by the Company (or an affiliate of the Company) under that certain Tax Receivable Agreement dated as of October 22, 2021 (“TRA”) that would be payable to Redwood Holdco if a change of control of the Company were to result from the changes to the board of directors of the Company contemplated in the Voting and Support Agreement.  Additionally, under the Voting and Support Agreement, the Company and Redwood Holdco agreed, in connection with the consummation of a strategic transaction approved and recommended by our board of directors, to (a) terminate the TRA upon the consummation of any such transaction and (b) waive all claims under the TRA with such waiver being effective upon the consummation of such transaction.

Refer to the Company’s Current Report on Form 8-K to be filed on a concurrent basis for additional information regarding the Sixth Amendment, the Voting and Support Agreement and the Warrant Agreement, as well as certain accompanying matters.